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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-2819

                      IXIS Advisor Cash Management Trust
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              (Exact name of registrant as specified in charter)

    399 Boylston Street, Boston, Massachusetts                02116
 -----------------------------------------------    --------------------------
     (Address of principal executive offices)               (Zip code)

                          Coleen Downs Dinneen, Esq.
                   IXIS Asset Management Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: June 30

Date of reporting period: March 31, 2007

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ITEM 1. SCHEDULE OF INVESTMENTS

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  IXIS CASH MANAGEMENT TRUST--MONEY MARKET SERIES -- PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2007 (Unaudited)

 Principal
  Amount    Description                                             Value (+)
 ---------  -----------------------------------------------------  ------------
 Commercial Paper -- 50.4% of Net Assets
            Asset-Backed -- 15.5%
 11,000,000 Chesham Finance LLC, 5.430%, 4/02/2007(b)              $ 10,998,341
  5,000,000 Yorktown Capital LLC, 5.250%, 4/04/2007(b)                4,997,812
  5,000,000 Falcon Asset Securitization Corp., 5.270%,
            4/12/2007(b)                                              4,991,949
  1,924,000 Barton Capital Corp., 5.330%, 4/12/2007(b)                1,920,867
  5,330,000 Barton Capital Corp., 5.260%, 4/13/2007(b)                5,320,655
  5,000,000 Triple-A One Funding Corp., (Credit Support: MBIA
            Insured) 5.260%, 4/18/2007(b)                             4,987,580
  5,000,000 Kitty Hawk Funding Corp., (Credit Support: Bank of
            America) 5.280%, 4/18/2007(b)                             4,987,533
                                                                   ------------
                                                                     38,204,737
                                                                   ------------
            Banking -- 16.2%
 11,000,000 Rabobank USA Financial Corporation, 5.390%, 4/02/2007    10,998,353
  4,000,000 Societe Generale North America, 5.320%, 4/05/2007         3,997,635
 10,000,000 HBOS Treasury Services PLC, 5.240%, 4/23/2007             9,967,978
  5,000,000 Britannia Building Society, 5.250%, 5/02/2007(b)          4,977,396
  5,000,000 Societe Generale North America, 5.190%, 5/14/2007         4,969,004
  5,000,000 Yorkshire Building Society, 5.200%, 7/18/2007             4,922,000
                                                                   ------------
                                                                     39,832,366
                                                                   ------------
            Diversified Financial Services -- 2.0%
  5,000,000 Fountain Square Commercial Funding, 5.230%,
            6/07/2007(b)                                              4,951,332
                                                                   ------------
            Education -- 4.9%
 12,000,000 Johns Hopkins University, 5.300%, 5/10/2007              12,000,000
                                                                   ------------
            Health Care - Services -- 4.1%
 10,000,000 Dean Health Systems, Inc., (Credit Support: Marshall
            & Ilsley), 5.270%, 4/19/2007                              9,973,650
                                                                   ------------
            Special Purpose -- 3.6%
  5,000,000 Greyhawk Funding LLC, 5.250%, 4/09/2007(b)                4,994,167
  4,000,000 Greyhawk Funding LLC, 5.270%, 4/27/2007(b)                3,984,775
                                                                   ------------
                                                                      8,978,942
                                                                   ------------
            Trade Receivables -- 4.1%
  5,000,000 Windmill Funding Corp., 5.250%, 4/02/2007(b)              4,999,271
  5,000,000 Govco, Inc., 5.240%, 5/02/2007(b)                         4,977,439
                                                                   ------------
                                                                      9,976,710
                                                                   ------------
            Total Commercial Paper
            (Identified Cost $123,917,737)                          123,917,737
                                                                   ------------
 Certificates of Deposit -- 22.3%
  5,000,000 Wells Fargo Bank NA, 5.250%, 4/20/2007                 $  5,000,000
 10,000,000 Deutsche Zentral-Genossenschaftsb AG, 5.290%,
            4/26/2007                                                10,000,000
  5,000,000 KBC Bank NV, 5.350%, 5/22/2007                            5,000,000
  5,000,000 Calyon North America, Inc., 5.425%, 6/04/2007             5,000,042
  5,000,000 Norddeutsche Landesbank, 5.332%, 7/16/2007                5,000,036
  5,000,000 Calyon North America, Inc., 5.320%, 9/05/2007(c)          5,000,000
  5,000,000 Svenska Handelsbanken, 5.365%, 10/26/2007                 4,999,315
  5,000,000 Royal Bank of Canada, 5.400%, 11/09/2007                  5,000,000
  5,000,000 Canadian Imperial Bank of Commerce, 5.380%,
            11/26/2007(c)                                             4,999,686
  5,000,000 UBS AG, 5.415%, 1/11/2008                                 5,000,000
                                                                   ------------
            Total Certificates of Deposit
            (Identified Cost $54,999,079)                            54,999,079
                                                                   ------------
 Medium Term Notes -- 9.8%
            Banking -- 3.7%
  4,000,000 Bank of America Corporation, 5.315%, 5/15/2007(c)         4,000,000
  5,000,000 HSH Nordbank AG, 5.290%, 3/13/2008(c)                     4,999,532
                                                                   ------------
                                                                      8,999,532
                                                                   ------------
            Broker/Dealer -- 4.1%
  5,000,000 Merrill Lynch & Co., Inc., 5.285%, 5/14/2007(c)           5,000,000
  5,000,000 Merrill Lynch & Co., Inc., 5.400%, 4/04/2008(c)(d)        5,002,110
                                                                   ------------
                                                                     10,002,110
                                                                   ------------
            Financial -- 2.0%
  5,000,000 General Electric Capital Corp., 5.445%,
            10/17/2007(c)(d)                                          5,000,000
                                                                   ------------
            Total Medium Term Notes (Identified Cost $24,001,642)    24,001,642
                                                                   ------------
 Variable Rate Demand Notes -- 13.7%
            Financial -- 1.3%
  3,130,000 MOB Management One LLC, (Credit Support: Columbus
            Bank & Trust), 5.640%, 12/01/2031(e)                      3,130,000
                                                                   ------------
            Municipal -- 8.1%
  5,000,000 Chicago, IL, Series B, (Credit Support: FGIC
            Insured), 5.310%, 1/01/2019(e)                            5,000,000
 10,000,000 Colorado, Southern Ute Indian Tribe Reservation,
            5.380%, 1/01/2027(e)                                     10,000,000
  5,000,000 Connecticut State Housing Finance Authority, (Credit
            Support: AMBAC Indemnity), 5.340%, 5/15/2033(e)           5,000,000
                                                                   ------------
                                                                     20,000,000
                                                                   ------------

1

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             IXIS CASH MANAGEMENT TRUST - MONEY MARKET SERIES -- PORTFOLIO OF
                                  INVESTMENTS (CONTINUED)

Investments as of March 31, 2007 (Unaudited)

Principal
 Amount   Description                                             Value (+)
--------- ----------------------------------------------------  ------------
          Real Estate -- 4.1%
$ 156,000 Sheffield Realty LLC, (Credit Support: Amsouth
          Bank), 5.400%, 4/01/2012(e)                           $    156,000
  810,000 Shayeson-Huff Properties LLC, (Credit Support:
          Firstar Bank), 5.450%, 11/01/2016(e)                       810,000
1,750,000 Jobs Co. LLC (The), (Credit Support: First
          Commercial), 5.420%, 2/01/2022(e)                        1,750,000
  641,000 Pine Tree Country Club, (Credit Support: Amsouth
          Bank), 5.390%, 8/01/2023(e)                                641,000
4,295,000 Storage World, LLC, (Credit Support: Regions Bank),
          5.320%, 12/01/2024(e)                                    4,295,000
2,515,000 J&M, LLC, (Credit Support: First Commercial),
          5.520%, 10/01/2026(e)                                    2,515,000
                                                                ------------
                                                                  10,167,000
                                                                ------------
          Special Purpose -- 0.2%
  445,000 Tanner & Guin LLC, (Credit Support: Amsouth Bank),
          5.400%, 9/01/2029(e)                                       445,000
                                                                ------------
          Total Variable Rate Demand Notes (Identified Cost
          $33,742,000)                                            33,742,000
                                                                ------------
Time Deposit -- 3.9%
9,600,000 BNP Paribas, 5.350%, 4/02/2007                           9,600,000
                                                                ------------
          Total Time Deposit (Identified Cost $9,600,000)          9,600,000
                                                                ------------
          Total Investments -- 100.1% (Identified Cost
          $246,260,458)(a)                                       246,260,458
          Other assets less liabilities--(0.1)%                     (185,034)
                                                                ------------
          Total Net Assets -- 100%                              $246,075,424
                                                                ============
--------
(+) The Fund employs the amortized cost method of security valuation as set forth in Rule 2a-7 under the Investment Company Act of 1940 which, in the opinion of the Trustees of the Trust, represents the fair value of the particular security. The amortized cost of a security is determined by valuing it at original cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium. By using amortized cost valuation, the Fund seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities.

    In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements disclosures.

(a) The aggregate cost for federal income tax purposes was $246,260,458.

(b) Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At March 31, 2007, these securities amounted to $67,089,117 which represents 27.3% of net assets.

(c) Floating rate note. Rate shown is as of March 31, 2007.

(d) Illiquid security. At March 31, 2007, the value of these securities amounted to $10,002,110 or 4.1% of net assets.

(e) Variable rate demand notes are instruments whose interest rates vary with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks or other financial institutions. Maturity dates shown represent the ultimate maturity of the note.

AMBAC American Municipal Bond Assurance Corp.
FGIC Financial Guarantee Insurance Company
MBIA Municipal Bond Insurance Association

Holdings at March 31, 2007 as a Percentage of Net Assets (unaudited)

 Certificates of Deposit                                                  22.3%
 Banking                                                                  19.9
 Asset-Backed                                                             15.5
 Municipal                                                                 8.1
 Education                                                                 4.9
 Real Estate                                                               4.1
 Broker/Dealer                                                             4.1
 Trade Receivables                                                         4.1
 Health Care--Services                                                     4.1
 Time Deposit                                                              3.9
 Special Purpose                                                           3.8
 Financial                                                                 3.3
 Diversified Financial Services                                            2.0

                                                                             2

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ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

 (a) (1) Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

 (a) (2) Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

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                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                 IXIS Advisor Cash Management Trust

                                 By:    /s/ John T. Hailer
                                        ---------------------------------
                                 Name:  John T. Hailer
                                 Title: President and Chief Executive Officer
                                 Date:  May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                 By:    /s/ John T. Hailer
                                        ---------------------------------
                                 Name:  John T. Hailer
                                 Title: President and Chief Executive Officer
                                 Date:  May 22, 2007

                                 By:    /s/ Michael C. Kardok
                                        ---------------------------------
                                 Name:  Michael C. Kardok
                                 Title: Treasurer
                                 Date:  May 22, 2007